Debt Agreements	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Debt Agreements
Debt Agreements
On December 1, 2016, the entire loan balance of $20.1 million provided under a loan and security agreement entered into in October 2012, as amended, and a loan and security agreement entered into in December 2013 were paid in full, and the loan and security agreements entered into in October 2012 and December 2013 were terminated.
On December 22, 2016, the Company amended its amended and restated loan and security agreement, which was originally entered into in May 2009 (the “Amended and Restated 2009 Loan and Security Agreement”) to increase the maximum amount of credit available for borrowing under the revolving line of credit to 80% of qualified accounts receivable up to $40.0 million. Additionally, the Company borrowed $30.0 million under the Amended and Restated 2009 Loan and Security Agreement, which carries a maturity date of December 2020. The combined outstanding balances of the revolving line of credit and the term loan cannot exceed $40.0 million. The agreement is subject to the Company maintaining an adjusted quick ratio of 1.25. The agreement requires equal monthly installments of principal of $625,000 and monthly interest payments at a fixed interest rate per annum of 3.25%. Concurrent with the final monthly installment payment on the maturity date, the Company is required to pay an additional payment of $825,000.
The amortization expense related to the total discount of the Company’s debt for the years ended December 31, 2015, 2016, and 2017 was $0.7 million, $0.7 million, and $0.3 million, respectively.
As of December 31, 2016 and 2017, there was no outstanding balance under the revolving line of credit. The following table presents the carrying value of the Company’s notes payable (in thousands):

	December 31,
	2016	2017
Principal amount of notes payable	$30,825	$23,325
Unamortized debt discount	(838)	(501)
Net carrying amount of notes payable	29,987	22,824
Less current portion	(7,163)	(7,245)
Non-current portion of notes payable	$22,824	$15,579

The Amended and Restated 2009 Loan and Security Agreement provides certain financial-related covenants, among others, relating to delivery of audited financial statements to the lenders. The Company was in compliance with respect to all financial-related covenants under its loan agreements as of December 31, 2016 and 2017.